Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash flows from operating activities		$ 293,355,573	$ 280,669,513	$ 242,320,045
Cash flows from investing activities		(178,992,533)	(140,545,147)	(144,185,726)
Cash flows from financing activities		(233,643,855)	64,749,555	(199,420,161)
Chile operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		121,754,766	151,303,443	139,560,085
Cash flows from investing activities		(40,365,451)	(127,007,063)	(125,009,624)
Cash flows from financing activities		(107,692,241)	(32,340,146)	(14,458,606)
International Business Operating Segment [Member]
Statement [Line Items]
Cash flows from operating activities		101,401,629	46,144,420	3,885,657
Cash flows from investing activities		(63,129,231)	(31,326,275)	(38,558,437)
Cash flows from financing activities		(9,003,717)	8,883,672	25,039,794
Wines operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		19,545,855	30,806,504	37,196,293
Cash flows from investing activities		(8,920,470)	(13,617,314)	(28,895,781)
Cash flows from financing activities		(40,134,129)	23,435,811	439,231
Others [Member]
Statement [Line Items]
Cash flows from operating activities	[1],[2]	50,653,323	52,415,146	61,678,010
Cash flows from investing activities	[1],[2]	(66,577,381)	31,405,505	48,278,116
Cash flows from financing activities	[1],[2]	$ (76,813,768)	$ 64,770,218	$ (210,440,580)

[1]	It includes contribution to joint ventures. See Note 8 - Cash and cash equivalents.
[2]	Others include Corporate Support Units, due to cash flows are managed by CCU.